Note 3 - Loans and Allowance for Loan Losses (Details) - TDR Loan Modifications (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	$ 18,097	$ 12,606
Interest Only Payments [Member] | Residential Portfolio Segment [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	520	527
Interest Only Payments [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	520	527
Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	457
Interest Only Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	457
Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	3,535	8,450
Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	4,013
Interest Only Payments [Member] | Commercial Real Estate Nonowner Occupied [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	7,548	8,450
Interest Only Payments [Member] | Commercial and Industrial [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	6,429	1,811
Interest Only Payments [Member] | Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	6,429	1,811
Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	244	259
Rate Reduction [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	244	259
Rate Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	408	420
Rate Reduction [Member] | Commercial Real Estate Nonowner Occupied [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	408	420
Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	627	650
Reduction of Principal and Interest Payments [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	627	650
Maturity Extension at Lower Stated Rate Than Market Rate [Member] | Commercial Real Estate Owner Occupied [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	1,046	271
Maturity Extension at Lower Stated Rate Than Market Rate [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	1,046	271
Maturity Extension at Lower Stated Rate Than Market Rate [Member] | Home Equity Loans [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	219	218
Maturity Extension at Lower Stated Rate Than Market Rate [Member] | Home Equity Loans [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	219	218
Credit Extension at Lower State Rate than Market Rate [Member] | Commercial Real Estate Owner Occupied [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	204
Credit Extension at Lower State Rate than Market Rate [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	204
Credit Extension at Lower State Rate than Market Rate [Member] | Commercial and Industrial [Member] | Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	395
Credit Extension at Lower State Rate than Market Rate [Member] | Commercial and Industrial [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	395
Performing Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	13,840	12,347
Nonperforming Financing Receivable [Member]
Financing Receivable, Modifications [Line Items]
Troubled Debt Restructurings	$ 4,257	$ 259